Account Receivable, Net (Tables)	6 Months Ended
Mar. 31, 2025
Account Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consists of the following:

	As of March 31, 2025	As of September 30, 2024
Accounts receivable	$8,085,217	$7,415,011
Allowance for credit loss	(1,679,731)	(1,112,315)
Total accounts receivable, net	$6,405,486	$6,302,696

Schedule of Movements of Allowance for Credit Loss

Movements of allowance for credit loss are as follows:

	As of March 31, 2025	As of September 30, 2024
Beginning balance	$1,112,315	$109,214
Adoption ASU 2016-13	1,353,029	985,102
Recovery of provision	(8,811)	(26,518)
Write off	(716,097)	—
Exchange rate effect	(60,705)	44,517
Ending balance	$1,679,731	$1,112,315